Schedule of trade receivables net of allowance for credit losses (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 427,391	$ 3,319,847	$ 9,025,248
0-30 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	396,569	3,080,433	8,997,520
31-60 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	28,927	224,697	20,768
61-90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,895	$ 14,717	$ 6,960